Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Other Comprehensive Income [Abstract]
Change in fair value attributable to instrument-specific credit risk of convertible notes measured at fair value under the fair value option, tax effect	$ 0	$ 0	$ 0
Release to Reorganization items, net of accumulated fair value attributable to instrument-specific credit risk of convertible notes measured at fair value under the fair value option, tax effect	$ 0	$ 0	$ 0